RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Tables)	6 Months Ended
May 31, 2022
Schedule of Right of Use Asset

Office Space
$
Cost:
At November 30, 2020	-
Additions - acquisition of IndieFlix (Note 3)	144,702
At November 30, 2021	144,702
Additions - acquisition of DCU (Note 3)	114,534
Net exchange differences	2,853
At May 31, 2022	262,089

Depreciation:
At November 30, 2020	-
Additions	10,718
At November 30, 2021	10,718
Additions	42,532
At May 31, 2022	53,250

Net book value:
At November 30, 2020	133,984
At May 31, 2022	208,839

Schedule of Lease Liability

	May 31, 2022	November 30, 2021
	$	$
Balance, beginning of period	135,175	-
Additions (Note 3)	114,534	144,702
Lease payments	(44,233)	(10,298)
Interest expense	4,570	771
Net exchange differences	3,066	-
	213,112	135,175
Less: current portion	(103,675)	(61,703)
Balance, end of period	109,437	73,472

Schedule of lease payments

$
Undiscounted minimum lease payments:
June 1, 2022 – November 30, 2022	56,290
December 1, 2022 – November 30, 2023	116,177
December 1, 2023 – November 30, 2024	52,869
December 1, 2024	3,924
Total	229,260
Effect of discounting	(16,148)
Total present value of lease liabilities	213,112
Less: current portion	(103,675)
Balance, end of period	109,437